PREFERRED SHARES (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Mar. 31, 2014	Oct. 31, 2013
Series Y Preferred Stock
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	4
Preferred Stock, Redemption Price Per Share	50
Preferred Stock, Redemption Price, Total	200
Series U Preferred Stock
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares		4
Preferred Stock, Redemption Price Per Share		50
Preferred Stock, Redemption Price, Total		200